Summary of Significant Accounting Policies - Schedule of Corresponding Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Year-End Spot Rate [Member]
Schedule of Corresponding Exchange Rates [Line Items]
Exchange rates used to translate	0.0339	0.0305	0.0317
Annual Average Rate [Member]
Schedule of Corresponding Exchange Rates [Line Items]
Exchange rates used to translate	0.0319	0.0312	0.0321